Provisions and Other Contingencies - Summary of Movement in the Provision for Post Sales Client Support and Other Provisions (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($)
Disclosure of other provisions [abstract]
Balance at the beginning	$ 215
Provision recognized / (reversed)	20
Provision utilized	(80)
Balance at the end	$ 155